Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Goodwill

	As at March 31,
	2023		2023		2022

	(In millions)
Balance at the beginning	US$	98.2	Rs.	8,071.7	Rs.	8,037.2
Currency translation		4.1		334.3		34.5

Balance at the end	US$	102.3	Rs.	8,406.0	Rs.	8,071.7

The carrying amount of goodwill has been allocated to CGU as follows:

	As at March 31,
	2023		2023		2022

	(In millions)
Passenger vehicles - automotive and related activity segment (Tata and other brand vehicles)	US$	12.1	Rs.	990.9	Rs.	990.9
Software consultancy and service		90.2		7,415.1		7,080.8

Total	US$	102.3	Rs.	8,406.0	Rs.	8,071.7